12. LiB ANODE PLANT PROJECT EXPENSES	6 Months Ended
Jun. 30, 2021
Lib Anode Plant Project Expenses
12. LiB ANODE PLANT PROJECT EXPENSES

12. LiB ANODE PLANT PROJECT EXPENSES

	For the three-month periods ended		For the six-month periods ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
	$	$	$	$
Wages and benefits	185	105	312	298
Engineering	492	574	558	1,319
Professional fees	332	110	422	196
Materials, consumables, and supplies	125	1	301	7
Subcontracting	49	71	89	234
Depreciation and amortization	44	-	85	-
Other	13	47	16	59
Grants	(332)	(216)	(592)	(869)
LiB Anode Plant project expenses	908	692	1,191	1,244

The wages and benefits are net of the grants received as part of the Canada Emergency Wage Subsidy program of $58 and $81 for the three and six-month periods ended June 30, 2021, respectively (three and six-month periods ended June 30, 2020: $47 and $47).